CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Sep. 30, 2021	May 03, 2021	Jan. 30, 2020
Statement of Stockholders' Equity [Abstract]
Common stock dividends per share cash paid	$ 1.75	$ 1.60	$ 1.20
Accelerated share repurchases settlement receipt	$ 350	$ 500	$ 250
Accelerate share repurchase
Stock Repurchase Program Authorized Amount					$ 350	$ 500
Accelerated share repurchases settlement receipt				$ 350